Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash	$ 1,160,180	$ 118,561	$ 4,843,128
Restricted cash	475,410	140,493	638,285
Accounts receivable, net of allowance for doubtful accounts	2,872,463	4,500,894	4,671,510
Unbilled revenue	35,862	59,881	55,117
Prepaid expenses and other current assets	306,823	463,958	380,435
Current assets of discontinued operations	50,000	50,000	2,421,758
Total current assets	4,900,738	5,333,787	13,010,233
Property and equipment, net	1,917,156	2,749,098	4,881,168
Other assets:
Goodwill	3,351,405	3,351,405	3,351,405
Intangible assets	2,636,332	2,511,918	3,805,707
Other assets	2,243	79,324	1,657
Other assets of discontinued operations			775,000
Total other assets	5,989,980	5,942,647	7,933,769
Total assets	12,807,874	14,025,532	25,825,170
Liabilities and Stockholders' Equity:
Term and credit note payable - current portion	757,000	1,850,000	2,324,000
Accounts payable	4,133,392	5,479,796	4,431,285
Deferred revenue	18,083	19,921	112,773
Deferred compensation	736,387
Accrued expenses and other current liabilities	1,243,287	1,599,625	1,743,934
Current liabilities of discontinued operations	220,000	712,024	2,531,601
Total current liabilities	7,108,149	9,661,366	11,143,593
Long-Term Liabilities:
Term and credit notes payable - long term	2,250,000		5,786,806
Other long-term liabilities	309,183	356,509	456,340
Long-term liabilities of discontinued operations			214,829
Long-term liabilities		356,509	6,457,975
Total liabilities	9,667,332	10,017,875
Stockholders' equity:
Preferred stock
Common stock	10,422	9,110	8,996
Additional paid-in capital	114,863,767	111,766,319	110,976,129
Accumulated deficit	(110,264,043)	(105,671,666)	(100,665,417)
Treasury stock	(1,469,604)	(2,096,106)	(2,096,106)
Total stockholders' equity	3,140,542	4,007,657	8,223,602
Total liabilities and stockholders' equity	$ 12,807,874	$ 14,025,532	$ 25,825,170